Document and Entity Information	May 31, 2020
Cover [Abstract]
Entity Registrant Name	WERNER ENTERPRISES INC
Entity Address, State or Province	NE
Amendment Flag	false
Entity Central Index Key	0000793074
Document Type	8-K
Document Period End Date	May 31, 2020
Entity Incorporation State Country Code	NE
Entity File Number	0-14690
Entity Tax Identification Number	47-0648386
Entity Address, Address Line One	14507 Frontier Road
Entity Address, Address Line Two	Post Office Box 45308
Entity Address, City or Town	Omaha
Entity Address, Postal Zip Code	68145-0308
City Area Code	(402)
Local Phone Number	895-6640
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	WERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false